Stock Options and Awards	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock Options and Awards

NOTE 8 – STOCK OPTIONS AND AWARDS

BIGtoken’s employees have historically participated in SRAX’s various stock-based plans, which are described below. All references to shares in the tables below refer to shares of SRAX’s common stock and all references to stock prices in the tables below refer to the price of a share of SRAX’s common stock.

In January 2012, SRAX’s board of directors and stockholders authorized the 2012 Equity Compensation Plan, which SRAX refer to as the 2012 Plan, covering 600,000 shares of SRAX’s Class A common stock. On November 5, 2014, SRAX’s board of directors approved the adoption of SRAX 2014 Equity Compensation Plan (the “2014 Plan”) and reserved 600,000 shares of SRAX’s Class A common stock for grants under this plan.

On February 23, 2016, SRAX’s board of directors approved the adoption of SRAX 2016 Equity Compensation Plan (the “2016 Plan”) and reserved 600,000 shares of SRAX’s Class A common stock for grants under this plan.

The purpose of the 2012, 2014 and 2016 Plans is to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to SRAX’s employees, directors and consultants and to promote the success of SRAX’s business. The 2012, 2014 and 2016 Plans are administered by SRAX’s board of directors. Plan options may either be:

●	incentive stock options (ISOs)
●	non-qualified options (NSOs),
●	awards of our common stock,
●	stock appreciation rights (SARs),
●	restricted stock units (RSUs),
●	performance units,
●	performance shares, and
●	other stock-based awards.

Any option granted under the 2012, 2014 and 2016 Plans must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of grant, but the exercise price of any ISO granted to an eligible employee owning more than 10% of SRAX’s outstanding common stock must not be less than 110% of fair market value on the date of the grant. The plans further provide that with respect to ISOs the aggregate fair market value of the common stock underlying the options which are exercisable by any option holder during any calendar year cannot exceed $100,000. The exercise price of any NSO granted under the 2012, 2014 or 2016 Plans is determined by SRAX’s board of directors at the time of grant but must be at least equal to fair market value on the date of grant. The term of each plan option and the manner in which it may be exercised is determined by SRAX’s board of directors or SRAX’s compensation committee, provided that no option may be exercisable more than 10 years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the common stock, no more than five years after the date of the grant. The terms of grants of any other type of award under the 2012, 2014 or 2016 Plans is determined by SRAX’s board of directors at the time of grant. Subject to the limitation on the aggregate number of shares issuable under the plans, there is no maximum or minimum number of shares as to which a stock grant or plan option may be granted to any person.

Stock option and common stock award activities specifically identifiable or allocated to BIGtoken’s employees for the years ended December 31, 2020 and 2019, respectively, were summarized as follows:

In March 2019, 388,500 common stock options for SRAX’s common stock having an exercise price of $3.42 per share with an option value as of the grant date of $858,000 calculated using the Black-Scholes option pricing model were granted to several employees and members of SRAX’s management team. The options were valued using the Black Scholes option pricing model at a total of $858,000 based on the three-year term, implied volatility of 102% and a risk-free equivalent yield of 4.50%, and a stock price of $3.42. The expense associated with this option award will be recognized in operating expenses ratably over the vesting period.

In April 2019, SRAX issued 5,626 options to purchase SRAX’s common stock at a price of $5.49 to SRAX’s non-executive directors. Each of SRAX’s four non-executive directors received 1,407 options that vest 1/4th quarterly over the next year with an expiration date of April 15, 2026. The options were valued using the Black Scholes option pricing model at a total of $30,000 based on the seven-year term, implied volatility of 102% and a risk-free equivalent yield of 2.46%, stock price of $5.49.

On May 13, 2019 SRAX entered into a consulting agreement with a contractor for services related to BIGtoken. The agreement provides for 300,000 warrants with vesting conditions based on BIGtoken’s user growth in Asia. The warrants were valued using the Black Scholes option pricing model at a total of $1,138,000 based on the five-year term, implied volatility of 101%, a risk-free equivalent yield of 1.8% and stock price of $4.99.

In April 2020, BIGtoken issued 4,522 common stock options to each of our independent directors for their services. The options have a strike price of $1.95 and vest one year from their issue date or April 16, 2021. The options have a term of seven years from their issue date.

In November 2020, 150,000 common stock options having an exercise price of $2.97 per share with an option value as of the grant date of $325,000 calculated using the Black-Scholes option pricing model were granted to an employee. The expense associated with this option award will be recognized in operating expenses at date of grant.

During the year ended December 31, 2020, 36,454 common stock options were terminated, and a total of 119,200 common stock options were issued to its employees. The options have a strike price of $2.70 and vest five years from their issue date or August 18, 2025. The options have a term of five years from their issue date.

	Number of Shares	Weighted Average Strike Price/Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value		Weighted Average Grant Date Fair Value

Outstanding — December 31, 2018	348,105	5.94	2.39		−	−
Granted	694,126	4.01	3.38		−	1.14
Exercised	−	−	−		−	−
Forfeited	(28,951)	6.60	−		−	2.79
Outstanding — December 31, 2019	1,013,280	4.60	2.63		−
Vested and exercisable — December 31, 2019	229,162	6.32	1.68		−	3.96
Unvested and non-exercisable - December 31, 2019	784,118	4.10	2.98		−	2.79

Outstanding — December 31, 2019	1,013,280	4.60	2.63		−	−
Granted	287,286	2.79	4.84		−	1.24
Exercised	−	−	−		−	−
Forfeited	(36,454)	5.85	−		−	4.60
Outstanding — December 31, 2020	1,264,112	4.15	2.20		−	−
Vested and exercisable — December 31, 2020	553,250	4.54	2.04		−	2.95
Unvested and non-exercisable - December 31, 2020	710,862	$3.85	2.79	$	−	$2.88

The table above includes $300,000 warrants issued on May 13, 2019 to a contractor for services related to BIGtoken.

The following table sets forth the weighted-average assumptions used to estimate the fair value of option granted and warrants granted for the years ended December 31, 2020 and 2019:

	2020	2019
Expected life (in years)	5.1	3.8
Risk-free interest rate	0.4% - 0.6%	1.3%
Expected volatility	98% - 100%	102%
Dividend yield	0%	0%

The following table sets forth stock-based compensation expense for employees specifically identifiable to BIGtoken and allocated charges deemed attributable to BIGtoken’s operations resulting to stock options and purchase warrant awards included in the employee related cost in BIGtoken’s Carve-Out Statements of Operations for the years ended December 31, 2020 and 2019:

	2020	2019
Directly identifiable as BIGtoken’s	$237,000	$467,000
Allocated from SRAX, Inc.	1,091,000	516,000
Stock-based compensation expense	$1,328,000	$983,000

As of December 31, 2020 compensation cost related to the unvested options not yet recognized was approximately $2,047,000. The weighted average period over which the $2,047,000 will vest is estimated to be 2.8 years.